INCOME TAXES (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Minimum
Income tax loss carryforward
Period of limitations on use	1 year
Maximum
Income tax loss carryforward
Period of limitations on use	20 years
Federal
Income tax loss carryforward
Income tax loss carryforward	649,782,000
State
Income tax loss carryforward
Income tax loss carryforward	409,654,000